Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Mar. 31, 2023
Buildings [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives	20 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives	4 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives	5 years
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives	4 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives	5 years
Leasehold improvements [Member]
Schedule of Property and Equipment [Abstract]
Estimated useful lives, description	The shorter of the lease term and useful life